Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	€ 34,551	€ 38,651	€ 74,107
Expenses		431	42
Dividends received			3,697
Amounts owed by related parties	8,528	7,966	7,457
Amounts due to related parties		75	59
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	25,192	26,523	59,838
Dividends received			3,697
Amounts owed by related parties	4,022	4,198	5,314
Nars Miami LLCC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales		167	1,484
Expenses		431	16
Amounts owed by related parties		103	231
Amounts due to related parties		75	59
Natuzzi Texas LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,251	1,951	992
Amounts owed by related parties	3,515	2,598	1,193
Natuzzi Stores UK LTD [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	4,699	5,876	7,110
Amounts owed by related parties	110	44	14
Natuzzi Design S.a.s. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	2,004	2,130	2,550
Amounts owed by related parties	534	724	426
Natuzzi Arredamenti S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,083	1,619	1,734
Expenses			26
Amounts owed by related parties	263	243	231
Natuzzi Sofa S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	322	385	399
Amounts owed by related parties	€ 84	€ 56	€ 48